WARRANT DERIVATIVE (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	May 15, 2018	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
Warrant Derivative [Abstract]
Warrants granted, value	$ 1,171
Unit issuance costs attributed to warrants	$ 157
Gain (Loss) on warrant derivative				$ 3,048	$ (738)
Gain (Loss) on fair value derivatives and warrants		$ 49	$ 1,589	$ 3,112	$ (839)